Financial risk management (Narrative) (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2018 USD ($) lb	Sep. 30, 2018 USD ($) lb	Dec. 31, 2017 USD ($)
Non-Hedge Foreign Exchange Forward Contracts [Member] | Zinc [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain from sell of commodity	$ 100,000	$ 200,000
Quantity of commodity sell | lb	700,000	1,400,000
Non-Hedge Foreign Exchange Forward Contracts [Member] | Lead [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain from sell of commodity		$ 300,000
Quantity of commodity sell | lb		2,600,000
Credit risk [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 3,700,000	$ 3,700,000	$ 3,800,000
Credit risk [Member] | Mexican Value Added Taxes [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	1,700,000	1,700,000	$ 2,800,000
Silver, Zinc, Lead and Copper Prices [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 400,000	$ 400,000
Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate basis spread over U.S. LIBOR	5.00%	5.00%